Taxes (Details) - Schedule of taxes payable	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of taxes payable [Abstract]
VAT taxes payable	¥ 494,964	$ 70,950	¥ 1,692,874
Income taxes payable	9,093,481	1,303,501	8,912,365
Other taxes payable	72,437	10,383	128,300
Totals	¥ 9,660,882	$ 1,384,834	¥ 10,733,539